Acquisitions and Divestitures - Spectrum License Transactions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) auction License	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Gain on sale of licenses	$ 0	$ 0	$ 270
Number of millimeter wave spectrum license auctions participated | auction	2
Payments for deposits	$ 898	$ 1,429	583
Affiliates of AT&T Inc. | AWS and PCS spectrum licenses
Business Acquisition [Line Items]
Intangible assets acquired			1,000
Affiliates of Sprint Corporation | PCS spectrum licenses
Business Acquisition [Line Items]
Intangible assets acquired			132
Affiliates of T-Mobile USA, Inc. | AWS and PCS spectrum licenses
Business Acquisition [Line Items]
Intangible assets acquired			414
Selling, general and administrative expense | Affiliates of AT&T Inc. | AWS and PCS spectrum licenses
Business Acquisition [Line Items]
Gain on sale of licenses			126
Selling, general and administrative expense | Affiliates of T-Mobile USA, Inc. | AWS and PCS spectrum licenses
Business Acquisition [Line Items]
Gain on sale of licenses			$ 143
Spectrum Licenses, 24 GHz
Business Acquisition [Line Items]
Number of licenses acquired | License	9
Spectrum Licenses, 28 GHz
Business Acquisition [Line Items]
Number of licenses acquired | License	1,066
Spectrum Licenses
Business Acquisition [Line Items]
Payments for deposits	$ 521